Subsequent Events	12 Months Ended
Apr. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

16. Subsequent Events

Other than as disclosed elsewhere in these consolidated financial statements, the following events occurred subsequent to April 30, 2025:

On June 4, 2025, pursuant to a royalty agreement dated May 27, 2025, the Company acquired a 2.0 % gross revenue royalty on the Aberdeen uranium project in Nunuvat, Canada for a purchase consideration of $1.0 million. The seller retains the right to buy back one-half of the royalty for $1.0 million within six months following the announcement of a successful pre-feasibility study. This option expires seven years after the royalty is issued.

The Company sold 350,000 pounds U3O8 at a price of US$69.27 per pound for cash consideration of $33.2 million (US$24.2 million).

On June 20, 2025 the Company acquired 1,456,028 units in Sprott Physical Uranium Trust for cash consideration of $34.3 million (US$25 million) in a public offering.